Regulatory Matters - Summary of Actual Capital Amounts and Ratios of Company and Bank (Detail) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 93,333	$ 86,544
Tier 1 capital to risk-weighted assets, Actual Amount	86,285	79,519
Common equity tier 1 capital to risk-weighted assets, Actual Amount	86,285	79,519
Tier 1 capital to average assets, Actual Amount	$ 86,285	$ 79,519
Total capital to risk-weighted assets, Actual Ratio	16.6	15.3
Tier 1 capital to risk-weighted assets, Actual Ratio	15.4	14.1
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	15.4	14.1
Tier 1 capital to average assets, Actual Ratio	8.5	9.9
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	$ 44,954	$ 45,209
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	33,716	33,907
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	25,287	25,430
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Amount	$ 40,511	$ 32,288
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	8.0	8.0
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	6.0	6.0
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	4.5	4.5
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Ratio	4.0	4.0
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 56,193	$ 56,511
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	44,954	45,209
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	36,526	36,732
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 50,638	$ 40,359
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	10.0	10.0
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	8.0	8.0
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	6.5	6.5
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	5.0	5.0
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 95,149	$ 87,598
Tier 1 capital to risk-weighted assets, Actual Amount	88,101	80,573
Common equity tier 1 capital to risk-weighted assets, Actual Amount	88,101	80,573
Tier 1 capital to average assets, Actual Amount	$ 88,101	$ 80,573
Total capital to risk-weighted assets, Actual Ratio	16.9	15.5
Tier 1 capital to risk-weighted assets, Actual Ratio	15.7	14.3
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	15.7	14.3
Tier 1 capital to average assets, Actual Ratio	8.7	10.0
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	$ 44,969	$ 45,226
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	33,727	33,919
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	25,295	25,439
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Amount	$ 40,518	$ 32,296
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	8.0	8.0
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	6.0	6.0
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	4.5	4.5
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Ratio	4.0	4.0
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 56,211	$ 56,532
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	44,969	45,226
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	36,537	36,746
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 50,647	$ 40,370
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	10.0	10.0
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	8.0	8.0
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	6.5	6.5
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	5.0	5.0